Label	Element	Value
McElhenny Sheffield Managed Risk ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	McElhenny Sheffield Managed Risk ETF
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
McElhenny Sheffield Managed Risk ETF (MSMR)
(the “Fund”)

April 29, 2022

Supplement to the
Summary Prospectus dated November 15, 2021
and Prospectus dated November 10, 2021
The following information supplements and should be read in conjunction with the Fund’s Summary Prospectus and Prospectus.
Effective May 2, 2022, the Fund may invest in ETFs that invest in derivatives and/or exchange-traded products that correlate to the investment returns of physical gold or products backed by or linked to physical gold (“Gold ETFs”) as part of its principal investment strategy to invest in defensive ETFs. Accordingly, the Fund’s principal investment strategy and principal risks will change as follows:

Strategy [Heading]	rr_StrategyHeading	The following replaces the first paragraph of the section titled “Principal Investment Strategies—Trend Plus Strategy” on page 2 of the Summary Prospectus and page 3 of the Prospectus:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Sub-Adviser’s “Trend Plus” strategy utilizes a rules-based trend following approach that seeks to participate in upward trends in U.S. equity markets while avoiding large drawdowns. Trend following, sometimes referred to as absolute momentum or time series momentum, is an investing approach that compares the price of a security to its own price trend (or compares the level of a stock index to its upward or downward trend), with the expectation that upward trending securities (or indices) will continue their upward move in the future. The Trend Plus strategy uses a variety of market indicators (e.g., price, breadth, and relative strength) measured daily across various timeframes to identify and assess the strength of upward trends in U.S. equity markets and allocate investments to a mix of equity or defensive ETFs accordingly. Equity ETFs used by the strategy may invest in U.S. equity securities of any market capitalization, but will typically have a strong bias toward large-capitalization companies (e.g., those comprising the Nasdaq-100 Index). Defensive ETFs used by the strategy will generally invest in (i) investment-grade bonds of any maturity, including those issued by the U.S. government or its agencies or instrumentalities or by corporations (“Investment-Grade Bond ETFs”); (ii) derivatives and/or exchange-traded products that correlate to the investment returns of physical gold or products backed by or linked to physical gold (“Gold ETFs”); or (iii) derivatives that seek exposure to changes in the value of the U.S. dollar relative to certain leading foreign currencies (“U.S. Dollar ETFs”).
The following replaces the second paragraph of the section titled “Principal Investment Strategies—Sector Rotation Strategy” on page 2 of the Summary Prospectus and page 4 of the Prospectus:
The Sector Rotation strategy employs a “macro monitor” overlay to identify periods when the entire market is in a downward trend. The macro monitor looks at the health of the broad market and signals when a pullback is likely to turn into a bear market with an associated major aggregate drawdown. When the macro monitor indicates such a downward trend, the strategy moves to allocate 100% to defensive ETFs. Defensive ETFs used by the strategy will include Investment-Grade Bond ETFs, Gold ETFs, or U.S. Dollar ETFs.
Risk [Heading]	rr_RiskHeading	The following supplements the section titled “Principal Investment Risks” on pages 2-4 of the Summary Prospectus and pages 4-6 of the Prospectus:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	•Commodity-Linked Derivatives Risk. To the extent the Fund invests in Gold ETFs, the Fund is exposed to commodity-linked derivatives. The value of a commodity-linked derivative investment typically is based upon the price movements of an underlying physical commodity, such as gold, and may be affected by changes in overall market movements, volatility of the market, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, embargoes, tariffs and international economic, political and regulatory developments. Investments in commodity-linked derivatives may be subject to greater volatility than investments that are not derivative-based. Commodity-linked derivatives also may be subject to credit and interest rate risks that in general affect the values of debt securities.
•Derivative Securities Risks. To the extent the Fund invests in Gold ETFs, the Fund is exposed to derivative instruments, including futures contracts, that correlate to the investment returns of physical gold. A Gold ETF’s use of derivatives may reduce its returns or increase volatility. Derivatives may also be subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. Counterparty risk for over-the-counter (“OTC”) derivatives is generally higher than that for derivatives traded on an exchange or through a clearing house. A risk of a Gold ETF’s use of derivatives is that the fluctuations in their values may not correlate perfectly with the value of the underlying asset, the performance of the asset class to which the Gold ETF seeks exposure or the performance of the overall markets. The possible lack of a liquid secondary market for derivatives and the resulting inability of the Gold ETF to sell or otherwise close a derivatives position could expose the Gold ETF to losses and could make derivatives more difficult for the Gold ETF to value accurately. A Gold ETF could also suffer losses related to its derivatives positions as a result of unanticipated market movements, or movements between the time of periodic reallocations of Fund assets, which losses are potentially unlimited. Certain derivatives may give rise to a form of leverage and may expose the Gold ETF to greater risk and increase its costs. The impact of U.S. and global regulation of derivatives may make derivatives more costly, may limit the availability of derivatives, may delay or restrict the exercise by the Gold ETF of termination rights or remedies upon a counterparty default under derivatives held by the Gold ETF (which could result in losses), or may otherwise adversely affect the value or performance of derivatives.
◦Futures Contract Risk. To the extent the Fund invests in Gold ETFs, the Fund is exposed to exchange-traded futures contracts. Futures are standardized contracts that obligate a purchaser to take delivery, and a seller to make delivery, of a specific amount of an asset at a specified future date at a specified price. Unlike equities, which typically entitle the holder to a continuing ownership stake in an issuer, futures contracts normally specify a certain date for settlement in cash based on the level of the reference rate. The primary risks associated with the use of futures contracts are: (i) the imperfect correlation between the change in market value of the instruments held by a Gold ETF and the price of the futures contract; (ii) possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; (iii) losses caused by unanticipated market movements, which are potentially unlimited; (iv) the inability to predict correctly the direction of prices and other economic factors; and (v) the possibility that the counterparty will default in the performance of its obligations.
•Risk of Investing in Gold. To the extent the Fund invests in Gold ETFs, the Fund is exposed to gold. The Fund’s portfolio may be adversely affected by changes or trends in the price of gold. The price of gold and of gold-related instruments historically has been volatile, which may adversely affect the value of exchange-traded gold futures contracts, other derivative instruments, and other exchange-traded products backed by or linked to physical gold. Governments, central banks, or other larger holders can influence the production and sale of gold, which may adversely affect the performance of a Gold ETF, and in turn, the Fund. The price of gold may also be impacted by various economic, financial, social, and political factors.

Supplement Closing [Text Block]	ck0001540305_SupplementClosingTextBlock	Please retain this Supplement with your Summary Prospectus and Prospectus for future reference.
McElhenny Sheffield Managed Risk ETF | McElhenny Sheffield Managed Risk ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MSMR